Inventories - Components of Inventories, Net of Allowances (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventory, Net, Total	$ 202,412,000	$ 175,291,000
Successor [Member]
Inventory [Line Items]
Raw materials	63,900,000	58,000,000
Work in process	34,500,000	30,000,000
Finished products	104,000,000	87,300,000
Inventory, Net, Total	$ 202,412,000	$ 175,291,000